Stock Option Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Option Plans [Abstract]
Stock Option Plans

Note 16 — Stock Option Plans

A summary of stock option activity for the three months ended March 31, 2013 is as follows:

Weighted
	Number of	Average	Exercise Price
	Shares	Exercise Price	Range

Outstanding at December 31, 2012	192,729	$10.68	$1.70 – $ 17.50
Granted	—	$—	$—
Exercised	—	$—	$—
Expired or Forfeited	—	$—	$—

Outstanding at March 31, 2013	192,729	$10.68	$1.70 – $ 17.50

As of March 31, 2013, there were 162,918 options that were fully vested and exercisable at a weighted average exercise price of $10.52 per share. The weighted average remaining contractual term on the vested options is 5.4 years.

As of March 31, 2013 there were 29,811 unvested options exercisable at a weighted average exercise price of $10.55 per share. The weighted average remaining contractual term on the unvested options is 7.5 years.

No cash was received from option exercises for the three months ended March 31, 2013 and 2012.

The table below summarizes the impact of outstanding stock options on the results of operations for the three and three months ended March 31, 2013 and 2012:

	Three Months Ended
	March 31, 2013	March 31, 2012

Stock-based compensation expense:
Stock Options	$19,347	$57,397
Income tax benefit	—	—
Net Increase in Net Loss	$19,347	$57,397

Per share increase in Loss Per Share:
Basic and Diluted	$0.0055	$0.0162

The weighted average fair value of option grants was calculated using the Black-Scholes-Merton option pricing method. At March 31, 2013, the Company had approximately $147,257 of unrecognized stock compensation expense, which will be recognized over a weighted average period of approximately 1.4 years.

Note 22 — Stock Option Plans

The Company has the following Stock Option Plans (the “Plan”) that allow for the granting of both statutory incentive stock options or ISOs, which can result in potentially favorable tax treatment to the participant, and non-statutory stock options. The exercise price per share subject to an option is determined by the administrator, but in the case of an ISO must not be less than the fair market value of a share of our common stock on the date of grant and in the case of a non-statutory stock option must not be less than 100% of the fair market value of a share of our common stock on the date of grant.

	2007 Plan	2009 Plan	Total
Outstanding as of December 31, 2012	113,004	79,725	192,729
Available for future issuance under plan	—	382,799	382,799
Totals authorized by plan	113,004	462,524	575,528

The Plan gives the Board of Directors of the Company the ability to determine vesting periods for all options granted under the Plan, and allows option terms to be up to ten years from the original grant date. Employees’ incentive stock options must vest at a minimum rate of 20% per year over a five year period, commencing on the date of grant. Most vest ratably over four years commencing on the date of the option grant. In the case of directors, such options are granted annually and they expire ten years after the date of their grant and vest ratably, on a monthly basis, over the next 12 months. Non-employee directors have vesting of 50% immediately on grant and the balance vest ratably, on a monthly basis, over the next 12 months. Advisors or consultants can have vesting range from 100 percent of the option grants vesting immediately to ratably, on a monthly basis, up to 48 months. All outstanding options and exercise prices reflect the Company’s 1 for 75 reverse stock-split, which was effective February 6, 2013.

The following table summarizes stock option activity for the years ended December 31, 2012 and 2011:

		Weighted
	Number of	Average	Exercise Price
	Shares	Exercise Price	Range

Outstanding at December 31, 2010	205,809	$8.87	$0.46 – $ 0.66
Granted	128,836	$9.08	$7.50 – $ 15.00
Exercised	(17,307)	$0.75	$0.46 – $ 7.50
Expired or Forfeited	(49,482)	$8.84	$1.70 – $ 17.50

Outstanding at December 31, 2011	267,856	$8.87	$0.46 – $ 17.50
Granted	—	$—	$—
Exercised	—	$—	$—
Expired or Forfeited	(75,127)	$0.65	$0.46 – $ 2.17
Outstanding at December 31, 2012	192,729	$10.68	$1.70 – $ 17.50

As of December 31, 2012, there were 159,564 options that were fully vested and exercisable at weighted average exercise price of $10.51 per share. The weighted average remaining contractual term on the vested options is 5.5 years.

The unvested balance of 33,165 options as of December 31, 2012, are exercisable at a weighted average exercise price of $10.60 per share. The weighted average remaining contractual term on the vested options is 7.8 years.

The following tables summarize stock option information at December 31, 2012:

Total Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.75 to $2.17	34,430	0.6	$1.86
$7.50	16,011	8.4	$7.50
$11.25 to $15.00	112,052	5.4	$11.25
$15.75 to $17.50	30,236	3.3	$17.20

	192,729	4.4	$10.68

Exercisable Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.75 to $2.17	34,430	0.6	$1.85
$7.50	10,289	8.4	$7.50
$11.25 to $15.00	84,609	7.9	$11.25
$15.75 to 17.50	30,236	3.3	$17.20

	159,564	5.5	$10.51

Unvested Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$7.50	5,722	8.4	$7.50
$11.25 to $15.00	27,443	7.6	$11.25

	33,165	7.8	$10.60

There were no options granted in 2012. The weighted average exercise price of options granted during 2011 was $9.08 with an aggregate value of $452,002.

Cash received from option exercises in 2012 and 2011, amounted to $-0- and $16,871, respectively. All of the shares issued out of common stock.

With respect to any non-qualified stock options and incentive stock options that are exercised and held for less than one year, the Company recognizes a tax benefit upon exercise in an amount equal to the tax effect of the difference between the option price and the fair market value of the common stock on the exercise date.

The table below summarizes the impact of outstanding stock options on the results of operations for the years ended December 31, 2012 and 2011:

December 31,	2012	2011

Stock-Based Compensation Expense:
Stock Options	$172,233	$298,664
Income Tax Benefit	—	—

Net Decrease in Net Income	$172,233	$298,664

Decrease in Earnings Per Share:
Basic	$0.049	$0.085
Diluted	$0.048	$0.071

The Black-Scholes-Merton option pricing model was used to estimate the fair value of share-based awards under FASB ASC Topic 718. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and expected volatility. For valuation purposes, stock option awards were categorized into two groups, stock option grants to employees and stock option grants to members of the Board of Directors.

The expected term of options granted was estimated to be the average of the vesting term, historical exercise and forfeiture rates, and the contractual life of the option. The expected volatility at the grant date is estimated using historical stock prices based upon the expected term of the options granted. The risk-free interest rate assumption is determined using the rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. Cash dividends have never been paid and are not anticipated to be paid in the foreseeable future. Therefore, the assumed expected dividend yield is zero.

The following summary table shows the assumptions used to compute the fair value of stock options granted during 2012 and 2011 and their estimated value:

December 31,	2012	2011
Assumptions for Black-Scholes:
Expected term in years	—	7.7
Volatility	—	50.3% to 53.2%
Risk-free interest rate	—	1.77% to 3.29%
Expected annual dividends	None	None

Value of options granted:
Number of options granted	—	128,836
Weighted average fair value/share	N/A	$3.51
Fair value of options granted	N/A	$452,002

FASB ASC Topic 718 requires pre-vesting option forfeitures at the time of grant to be estimated and periodically revised in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense is recorded only for those awards expected to vest using an estimated forfeiture rate based on historical pre-vesting forfeiture data.

Unrecognized stock-based compensation expense was approximately $166,604 as of December 31, 2012, relating to a total of 33,165 unvested stock options under the Company’s stock option plans. This stock-based compensation expense is expected to be recognized over a weighted average period of approximately 1.6 years.